Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 961,201	$ 1,360,224
Intangible assets	70,559,167	91,757,382
Right-of-use assets	95,755	207,811
Other assets	900	844
Total non-current assets	71,617,023	93,326,261
Current assets
Trade and other receivables	12,303,184	9,504,156
Government grants receivable		588,863
Contract assets	7,686,653	5,667,727
Amount due from related parties		838,301
Cash and bank balances	22,260,376	14,150,721
Current assets	42,250,213	30,749,768
TOTAL ASSETS	113,867,236	124,076,029
Equity
Share capital	9,065	6,686
Share premium	319,255,844	262,286,166
Share-based payment reserves	49,044	64,621
Accumulated losses	(291,972,940)	(202,503,268)
Equity attributable to owners of the Parent	27,341,013	59,854,205
Non-controlling interests	(1,314,764)	(1,212,877)
Total Equity	26,026,249	58,641,328
Non-current liabilities
Provision for employees’ end-of-service benefits	2,205,585	1,555,425
Lease liabilities	100,636	213,218
Convertible note liability		12,047,667
Embedded derivative liability		609,320
Total non-current liabilities	2,306,221	14,425,630
Current liabilities
Trade and other payables	29,101,974	26,407,278
Deferred government grants		410,611
Contract liabilities	5,305,781	3,979,613
Amount due to related parties	50,596,800	19,085,131
Warrant liabilities	364,968	538,827
Income tax payable	139,700	551,987
Bank overdrafts	12,097	9,929
Lease liabilities	13,446	25,695
Total current liabilities	85,534,766	51,009,071
Total liabilities	87,840,987	65,434,701
TOTAL EQUITY AND LIABILITIES	$ 113,867,236	$ 124,076,029